Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Assumptions in the Binomial Option-Pricing Model Used to Determine The Fair Value of Stock Options	The following table presents the key inputs and assumptions used to value options granted during the nine months ended September 30, 2021:

Expected volatility	40.0%
Risk-free interest rate	1.5%
Remaining term	10.0 Years
Expected dividend yield	0.0%

The following table presents the weighted-average assumptions used to value options granted during the years ended December 31:

	2020	2019
Expected term	6.0 years	5.9 years
Risk-free interest rate	0.8%	1.9%
Expected dividend yield	0.0%	0.0%
Expected volatility	57.0%	48.6%

Summary of Stock Option Activity
Activity with respect to options granted under the Plan is summarized as follows:

	Shares	Weighted-Average Exercise Price
Options outstanding, December 31, 2020	23,025,382	$0.74
Granted	13,317,662	$0.98
Exercised	(2,433,761)	$0.61
Forfeited	(5,734,226)	$0.91
Expired	(47,874)	$0.90

Options outstanding, September 30, 2021, unaudited	28,127,183	$0.83

Activity with respect to options granted under the Plan is summarized as follows:

	Shares (1)	Weighted- Average Exercise Price (1)	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Options outstanding, December 31, 2019	12,273,640	$0.38	9.1	$6,775
Granted	14,690,130	$0.96
Exercised	(1,441,795)	$0.18
Forfeited	(2,386,363)	$0.59
Expired	(110,230)	$0.94

Options outstanding, December 31, 2020	23,025,382	$0.74	8.7	$5,548

Nonvested options, December 31, 2020	17,524,327	$0.88	9.4	$1,844

Vested and exercisable, December 31, 2020	3,448,301	$0.37	7.6	$2,123

(1)	Prior period results have been adjusted to reflect the ten-for-one stock split in November 2020. See Note 1 Business and Basis of Presentation for details.

Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Restricted Stock Activity
A summary of the Company’s restricted stock activity for employees for the nine months ended September 30, 2021, is presented below:

	Shares	Weighted-Average Grant-Date Fair Value
Nonvested shares at December 31, 2020	2,375,000	$0.93
Granted	—	$—
Vested	(2,137,500)	$0.93
Forfeited	—	$—

Nonvested shares at September 30, 2021, unaudited	237,500	$0.93

A summary of the Company’s restricted stock activity for employees for the year ended December 31, 2020, is presented below:

	Shares	Weighted- Average Grant-Date Fair Value
Nonvested shares at December 31, 2019	17,416,710	$0.37
Granted	—	$—
Vested	(14,388,585)	$0.26
Forfeited	(653,125)	$0.93

Nonvested shares at December 31, 2020	2,375,000	$0.93

Share-based Payment Arrangement, Nonemployee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Restricted Stock Activity
A summary of the Company’s
non-employee
restricted stock activity for the nine months ended September 30, 2021, is presented below:

	Shares	Weighted-Average Grant-Date Fair Value
Nonvested shares at December 31, 2020	5,209	$0.93
Granted	—	$—
Vested	(5,209)	$0.93
Forfeited	—	$—

Nonvested shares at September 30, 2021, unaudited	—	$—

A summary of the Company’s
non-employee
restricted stock activity for the year ended December 31, 2020, is presented below:

	Shares	Weighted- Average Grant-Date Fair Value
Nonvested shares at December 31, 2019	231,254	$0.93
Granted	—	—
Vested	(226,045)	0.30
Forfeited	—	—

Nonvested shares at December 31, 2020	5,209	$0.93